INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the year ended December 31, 2025 and 2024:

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software and proprietary technology	Brands and trademarks	Other	Total
Gross carrying amount
Balance at January 1, 2024	$2,881	$3,621	$993	$246	$422	$8,163
Additions	113	—	61	—	65	239
Acquisitions through business combinations	—	—	11	—	—	11
Dispositions	(1)	—	(2)	—	(10)	(13)
Foreign currency translation	(735)	—	(34)	—	19	(750)
Balances at December 31, 2024	$2,258	$3,621	$1,029	$246	$496	$7,650
Additions	131	—	40	—	70	241
Dispositions (1)	(1)	(2)	(29)	—	(159)	(191)
Foreign currency translation	283	—	17	—	43	343
Balance at December 31, 2025	$2,671	$3,619	$1,057	$246	$450	$8,043
Accumulated amortization and impairment
Balance at January 1, 2024	$(470)	$(360)	$(293)	$(24)	$(85)	$(1,232)
Amortization and impairment expense	(108)	(243)	(193)	(17)	(53)	(614)
Dispositions	1	—	1	—	10	12
Foreign currency translation	124	—	17	—	9	150
Balances at December 31, 2024	$(453)	$(603)	$(468)	$(41)	$(119)	$(1,684)
Amortization expense	(109)	(238)	(189)	(16)	(33)	(585)
Dispositions (1)	1	—	26	—	79	106
Foreign currency translation	(57)	—	(8)	—	(8)	(73)
Balance at December 31, 2025	$(618)	$(841)	$(639)	$(57)	$(81)	$(2,236)
Net book value
December 31, 2024	$1,805	$3,018	$561	$205	$377	$5,966
December 31, 2025	$2,053	$2,778	$418	$189	$369	$5,807
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(1)Reflects the deconsolidation of the company’s healthcare services operation. See Note 17(i) for additional information.

The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have an average remaining term of 23 years at which point the underlying concession assets will be returned to the various grantors.
The proprietary technology within the company pertains to the combination of processes, tools, techniques and developed systems for exclusive use and benefit within the company’s operations that have the potential to provide competitive advantage and product differentiation. This relates to technology within the company’s dealer software and technology services operation, water and wastewater operation and construction operation, assessed to have estimated useful lives ranging between 5 to 6 years. These intangible assets were valued at the date of acquisition using the relief from royalty method.
The brand names and trademarks acquired by the company through acquisitions pertain to trade names which carry strong reputations in their respective industries and positive brand recognition. These relate to brand names and trademarks from the acquisition of the company’s dealer software and technology services operation. The brand names were valued at the date of acquisition using the relief from royalty method. The brand names and trademarks acquired were assessed to have estimated useful lives of 15 years.
Customer relationships pertain to strong and continuing relationships with many of the company’s customers which contribute to the revenues and cash flows generated by the company’s respective operations. The company has recognized customer relationships from the acquisition of its dealer software and technology services operation. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationships acquired were assessed to have an estimated useful life of 15 years.